S000009185 [Member] Investment Objectives and Goals - S000009185 [Member]	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary of Columbia Acorn International®
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Columbia Acorn International® (the Fund) seeks long-term capital appreciation.